Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Schedule of Long-Term Debt
The following table reflects the carrying amounts at December 31, 2016 and 2015, and the related maturity dates, contractual rate and effective interest rates at December 31, 2016:

				Stated Rate		Effective Rate	December 31,
	Maturity			Min	Max		2016	2015
							(Dollars in millions)
BB&T Corporation
Fixed rate senior notes	2017	to	2024	1.45%	6.85%	2.33%	$7,600	$7,831
Floating rate senior notes	2018		2020	1.55	1.82	1.67	1,898	1,050
Fixed rate subordinated notes	2017		2022	3.95	5.25	1.53	1,338	1,382
Branch Bank
Fixed rate senior notes	2017		2021	1.00	2.85	1.80	4,209	4,071
Floating rate senior notes	2019			1.42	1.42	1.48	250	375
Fixed rate subordinated notes	2025		2026	3.63	3.80	3.48	2,138	2,562
Floating rate subordinated notes	2017			1.22	1.22	3.73	262	612
FHLB advances (5.5 years weighted average maturity at December 31, 2016)	2017		2034	—	6.38	4.20	4,118	5,732
Other long-term debt							152	154
Total long-term debt							$21,965	$23,769

Schedule of Maturities of Long-Term Debt

	Year Ended December 31,					Thereafter
	2017	2018	2019	2020	2021
	(Dollars in millions)
Future debt maturities	$3,696	$2,223	$3,985	$3,357	$3,881	$4,586